Cash and balances with the Brazilian Central Bank (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and cash equivalents		R$ 19,463,587	R$ 4,661,348	R$ 3,316,800
Of which:
Cash		4,235,096	4,661,348	3,316,800
Cash and Foreign currency application abroad		15,228,491	15,980,973	11,366,935
Central Bank compulsory deposits	[1],[2]	12,252,758	13,482,432	11,600,834
Total		R$ 31,716,345	R$ 34,124,753	R$ 26,284,569

[1]	Central Bank compulsory deposits relate to a minimum balance that financial institutions are required to maintain with Bacen based on a percentage of deposits received from third parties, considered as restricted use of resources.
[2]	In 2018, the balances related to the compulsory deposits of time deposits were reclassified to Loans and amounts due from credit institutions for a better presentation and, consequently, the respective comparative balances were also reclassified.